Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the year		¥ 72,416	¥ 36,793	[1]	¥ 29,372	[1]
Adjustments for:
Income tax expense		42,790	16,296	[1]	15,768	[1]
Depreciation, depletion and amortization		231,929	237,375	[1]	218,147	[1]
Capitalized exploratory costs charged to expense		8,579	9,455	[1]	9,689	[1]
Safety fund reserve		608	327	[1]	1,614	[1]
Share of profit of associates and joint ventures		(11,647)	(5,968)	[1]	(4,105)	[1]
Provision for impairment of receivables, net		15	3,254	[1]	1,609	[1]
Write down in inventories, net		4,078	1,069	[1]	2,634	[1]
Impairment of available-for-sale financial assets		0	0	[1]	(2)	[1]
Impairment of other non-current assets		77	3,784	[1]	115	[1]
Loss on disposal of property, plant and equipment		16,759	4,939	[1]	7,972	[1]
Gain on disposal of other non-current assets		(501)	(108)	[1]	(37)	[1]
Gain on disposal of subsidiaries		(45)	(613)	[1]	(24,674)	[1]
Dividend income		(52)	0	[1]	(60)	[1]
Interest income		(3,769)	(2,901)	[1]	(2,491)	[1]
Interest expense		22,352	22,408	[1]	23,348	[1]
Changes in working capital:
Accounts receivable, prepayments and other current assets		(9,203)	(2,779)	[1]	5,281	[1]
Inventories		(34,110)	1,141	[1]	(22,638)	[1]
Accounts payable and accrued liabilities		49,177	65,229	[1]	16,825	[1]
Contract liabilities		900	0	[1]	0	[1]
CASH FLOWS GENERATED FROM OPERATIONS		390,353	389,701	[1]	278,367	[1]
Income taxes paid		(38,788)	(23,046)	[1]	(13,188)	[1]
NET CASH FLOWS FROM OPERATING ACTIVITIES		351,565	366,655	[1]	265,179	[1]
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures		(267,220)	(229,239)	[1]	(181,054)	[1]
Acquisition of investments in associates and joint ventures		(2,911)	(3,901)	[1]	(2,008)	[1]
Acquisition of financial assets measured at fair value through other comprehensive income		(2)	0	[1]	0	[1]
Acquisition of available-for-sale financial assets		0	(16)	[1]	(400)	[1]
Prepayments on long-term operating leases		(3,856)	(3,928)	[1]	(2,586)	[1]
Acquisition of intangible assets and other non-current assets		(4,668)	(3,837)	[1]	(5,781)	[1]
Payments to non-controlling interests due to acquisition of subsidiaries		(16)	(1,106)	[1]	0	[1]
Proceeds from disposal of property, plant and equipment		1,616	1,146	[1]	2,127	[1]
Proceeds from disposal of other non-current assets		224	921	[1]	991	[1]
Interest received		2,953	2,227	[1]	2,079	[1]
Dividends received		5,438	7,181	[1]	10,505	[1]
Decrease / (increase) in time deposits with maturities over three months		710	(12,994)	[1]	240	[1]
NET CASH FLOWS USED FOR INVESTING ACTIVITIES		(267,732)	(243,546)	[1]	(175,887)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term borrowings		(634,987)	(578,129)	[1]	(458,780)	[1]
Repayments of long-term borrowings		(119,240)	(195,984)	[1]	(285,519)	[1]
Interest paid		(19,026)	(19,590)	[1]	(19,276)	[1]
Dividends paid to non-controlling interests		(15,207)	(12,621)	[1]	(2,401)	[1]
Dividends paid to owners of the company		(27,369)	(19,626)	[1]	(8,450)	[1]
Payments to non-controllinginterests due to capital reduction of subsidiaries		(86)	0	[1]	(1)	[1]
Increase in short-term borrowings		601,689	601,862	[1]	460,478	[1]
Increase in long-term borrowings		88,500	128,390	[1]	247,429	[1]
Capital contribution from non-controlling interests		2,211	1,470	[1]	940	[1]
Decrease in other long-term obligations		0	(497)	[1]	(1,427)	[1]
NET CASH FLOWS USED FOR FINANCING ACTIVITIES		(123,515)	(94,725)	[1]	(67,007)	[1]
TRANSLATION OF FOREIGN CURRENCY		2,503	(3,538)	[1]	2,873	[1]
(Decrease) / increase in cash and cash equivalents		(37,179)	24,846	[1]	25,158	[1]
Cash and cash equivalents at beginning of the year	[1]	122,777	97,931		72,773
Cash and cash equivalents at end of the year		¥ 85,598	¥ 122,777	[1]	¥ 97,931	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).